cik 1363058

07030003

**AMERICAN STOCK EXCHANGE®**
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
JAN 0 4 2007
1086

CERTAMX

1-33242

January 4, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on January 3, 2007 the American Stock Exchange LLC (the "Exchange") received from PowerShares DB Oil Fund (A Series of PowerShares DB Multi-Sector Commodity Trust) (the "Registrant") and DB Oil Master Fund (A Series of DB Multi-Sector Commodity Master Trust) (the "Co-Registrant), a copy of the Registrant's and Co-Registrant's application on Form 8-A for the registration of the following securities:

Common Units of Beneficial Interest

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

**PROCESSED**
JAN 0 8 2007
THOMSON FINANCIAL

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl